Balance Sheets (Parenthetical)	Dec. 31, 2011
General partner, units issued (in units)	22,400
General partner, units outstanding (in units)	22,400
Public common unitholders
Limited partner, units issued (in units)	10,608,000
Limited partner, units outstanding (in units)	10,608,000
Affiliated common unitholders
Limited partner, units issued (in units)	5,049,600
Limited partner, units outstanding (in units)	5,049,600
Subordinated unitholders
Limited partner, units issued (in units)	6,720,000
Limited partner, units outstanding (in units)	6,720,000